Organization and Significant Accounting Policies - Summary of Real Estate Tax Recognized on Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Accounting Policies [Abstract]
Rental revenues	$ 111	$ 98	$ 134	$ 119	$ 231	$ 245	$ 342	$ 379
Other operating expenses	$ 111	$ 98	$ 134	$ 119	$ 231	$ 245	$ 342	$ 379